Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Estimated amortization expenses for next five years (Detail) ¥ in Millions	Mar. 31, 2024 JPY (¥)
Other assets-Other / Other liabilities [Abstract]
2025	¥ 976
2026	143
2027	91
2028	91
2029	¥ 91